Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 1,111.6	$ 1,042.3	$ 457.6
Unrealized (losses) gains on derivative contracts
Losses arising during the period	(29.2)	(52.9)	(76.8)
Tax effect	9.1	18.8	26.2
Reclassification adjustment	22.7	47.7	123.1
Tax effect	(7.8)	(17.7)	(42.0)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	(5.2)	(4.1)	30.5
Unrealized gains (losses) on investments
Net holding gain (loss)	2.7	7.0	(1.2)
Tax effect	(0.6)	(1.9)	0.5
Reclassification adjustment	(2.9)	1.6	0.6
Tax effect	0.8	(0.6)	(0.3)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total		6.1	(0.4)
Pension and postretirement
Losses arising during the period	(71.0)	(281.9)	(35.9)
Tax effect	22.4	99.0	12.7
Reclassification adjustment	45.4	26.2	16.5
Tax effect	(15.2)	(9.0)	(5.6)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(18.4)	(165.7)	(12.3)
Foreign currency translation gains (losses)	83.1	(96.6)	(12.7)
Net other comprehensive income (loss)	59.5	(260.3)	5.1
Comprehensive Income	$ 1,171.1	$ 782.0	$ 462.7